Accounting policies	6 Months Ended
Jun. 30, 2022
Accounting policies [Abstract]
Accounting policies
2. Accounting policies
The unaudited condensed consolidated interim financial statements comply with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and with the accounting policies of WPP plc and its subsidiaries (the Group), which were set out on pages F-3 to F-11 of the 2021 Annual Report on 20-F. With the exception of the adoption of hedge accounting requirements under IFRS 9 Financial Instruments, which is discussed below, no changes have been made to the Group’s accounting policies in the period ended 30 June 2022.
The Group does not consider that the amendments to standards adopted during the period have a significant impact on the financial statements.
Impact of the adoption of hedge accounting under IFRS 9 Financial Instruments
The Group has adopted the hedge accounting requirements of IFRS 9 Financial Instruments from 1 January 2022. The IFRS 9 hedge accounting requirements are applied prospectively, and all hedge arrangements in place at the point of transition are regarded as continuing hedging relationships under IFRS 9. Accordingly, prior year financial information has not been restated and will continue to be reported under IAS 39. There has been no significant impact on the financial statements as a result of the adoption of IFRS 9 hedge accounting requirements, both at the point of transition and in the period ended 30 June 2022.
Restatement
After the unaudited condensed consolidated interim financial statements for the period ended 30 June 2021 were issued, the Group determined that the financial statements for the prior periods contained errors relating to historic tax asset and liability adjustments that had accumulated over a number of years in the Group consolidation. As a result, previously reported corporate income tax recoverable, corporate income tax payable and tax charge were incorrect. The cumulative impact resulted in an overstatement of equity as at 1 January 2021 of £116.3 million, which has been corrected by reducing opening retained earnings by £111.5 million and other reserves by £4.8 million. There was no impact on the tax charge in the period ended 30 June 2021.
The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on 9 August 2022.